Share capital - Common shares issued and outstanding (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Beginning balance (in shares)	681,146	680,250
Common shares, beginning of period	$ 3,155.4	$ 3,154.0
Issuance of common shares under First Nations agreements (in shares)	375	250
Issuance of shares under First Nations agreements and land purchases	$ 0.5	$ 0.4
Exercise of options and vested performance share units (in shares)	755	646
Exercise of options and vested performance share units	$ 1.2	$ 1.0
Ending balance (in shares)	682,277	681,146
Common shares, end of period	$ 3,157.1	$ 3,155.4